Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities included in the consolidated balance sheet - Aria Energy LLC [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Current assets
Accounts receivable	$ 2,092
Inventory	3,034
Related party accounts receivable and advances	88
Prepaid expenses and other current assets	686
Total current assets	5,900
Property and equipment – net	4,906
Intangible assets – net	82,179
Held for sale valuation allowance	(25,293)
Investment in joint ventures	2,342
Total assets held for sale	70,034
Current liabilities
Accounts payable – trade	824
Accrued and other current liabilities	2,066
Total current liabilities	2,890
Below-market contracts	6,060
Asset retirement obligations	3,584
Total liabilities	$ 12,534